UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Socially Responsible Growth Fund
March 31, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 3.7%
Citizens Financial Group	30,700		643,165
Comerica	27,100		1,026,277
People's United Financial	220,900	[a]	3,518,937
PNC Financial Services Group	39,900		3,374,343
			8,562,722
Capital Goods - 5.4%
3M	33,450		5,573,773
General Electric	103,650		3,295,034
Quanta Services	162,100	[b]	3,656,976
			12,525,783
Consumer Durables & Apparel - 3.8%
NIKE, Cl. B	82,300		5,058,981
PVH	38,200		3,784,092
			8,843,073
Diversified Financials - 5.8%
American Express	24,550		1,507,370
Northern Trust	58,100		3,786,377
State Street	64,700		3,786,244
T. Rowe Price Group	59,650		4,381,889
			13,461,880
Energy - 7.0%
Baker Hughes	23,900		1,047,537
Exxon Mobil	18,900		1,579,851
Hess	11,550		608,108
Marathon Oil	29,100		324,174
Marathon Petroleum	91,500		3,401,970
Phillips 66	13,350		1,155,977
Spectra Energy	128,850		3,942,810
Tesoro	4,800		412,848
Valero Energy	62,300		3,995,922
			16,469,197
Food, Beverage & Tobacco - 7.5%
Campbell Soup	29,000	[a]	1,849,910
Coca-Cola Enterprises	89,250		4,528,545
Constellation Brands, Cl. A	12,300		1,858,407

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 7.5% (continued)
General Mills	50,400		3,192,840
Mondelez International, Cl. A	99,600		3,995,952
PepsiCo	21,700		2,223,816
			17,649,470
Health Care Equipment & Services - 5.6%
AmerisourceBergen	42,700		3,695,685
Cardinal Health	49,200		4,031,940
Cigna	9,400		1,290,056
Henry Schein	23,800	[b]	4,108,594
			13,126,275
Household & Personal Products - 1.5%
Clorox	27,050		3,409,923
Insurance - 3.4%
Chubb	41,600		4,956,640
Marsh & McLennan Cos.	49,200		2,990,868
			7,947,508
Materials - 2.8%
Ecolab	34,650		3,864,168
International Flavors & Fragrances	24,700		2,810,119
			6,674,287
Media - 5.3%
Time Warner	59,900		4,345,745
Time Warner Cable	16,150		3,304,613
Walt Disney	46,900		4,657,639
			12,307,997
Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
Agilent Technologies	104,150		4,150,378
Biogen	8,950	[b]	2,329,864
Gilead Sciences	63,650		5,846,889
Johnson & Johnson	16,000		1,731,200
Merck & Co.	100,100		5,296,291
PerkinElmer	29,700		1,468,962
Waters	32,250	[b]	4,254,420
Zoetis	81,900		3,630,627
			28,708,631
Retailing - 2.8%
Signet Jewelers	25,900		3,212,377
Tiffany & Co.	46,300		3,397,494
			6,609,871

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.8%
Intel	64,600		2,089,810
NVIDIA	124,000		4,418,120
			6,507,930
Software & Services - 9.3%
Accenture, Cl. A	48,750		5,625,750
Alphabet, Cl. A	1,470	[b]	1,121,463
Alphabet, Cl. C	3,100	[b]	2,309,345
Citrix Systems	47,400	[b]	3,724,692
Electronic Arts	19,600	[b]	1,295,756
Microsoft	140,450		7,757,053
Symantec	50		919
			21,834,978
Technology Hardware & Equipment - 8.6%
Apple	98,600		10,746,414
Cisco Systems	200,775		5,716,064
Corning	66,600		1,391,274
EMC	48,625		1,295,856
Hewlett Packard Enterprise	56,700		1,005,291
			20,154,899
Telecommunication Services - 1.7%
CenturyLink	128,100		4,094,076
Transportation - 3.4%
Delta Air Lines	40,800		1,986,144
Expeditors International of Washington	18,800		917,628
Southwest Airlines	111,200		4,981,760
			7,885,532
Utilities - 6.1%
Exelon	143,700		5,153,082
NextEra Energy	44,200		5,230,628
Sempra Energy	36,900		3,839,445
			14,223,155
Total Common Stocks (cost $191,309,674)			230,997,187
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,776,420)	1,776,420	[c]	1,776,420
Total Investments (cost $193,086,094)	99.6%		232,773,607
Cash and Receivables (Net)	.4%		1,041,368
Net Assets	100.0%		233,814,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $3,644,149 and the value of the collateral held by the fund was $3,746,806, consisting of U.S. Government & Agency securities.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	12.3
Software & Services	9.3
Technology Hardware & Equipment	8.6
Food, Beverage & Tobacco	7.5
Energy	7.0
Utilities	6.1
Diversified Financials	5.8
Health Care Equipment & Services	5.6
Capital Goods	5.4
Media	5.3
Consumer Durables & Apparel	3.8
Banks	3.7
Insurance	3.4
Transportation	3.4
Materials	2.8
Retailing	2.8
Semiconductors & Semiconductor Equipment	2.8
Telecommunication Services	1.7
Household & Personal Products	1.5
Money Market Investment	.8
99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS Dreyfus Socially Responsible Growth Fund

March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	227,784,810	-	-	227,784,810
Equity Securities—
Foreign Common
Stocks†	3,212,377	-	-	3,212,377
Mutual Funds	1,776,420	-	-	1,776,420

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2016, accumulated net unrealized appreciation on investments was $39,687,513, consisting of $42,439,113 gross unrealized appreciation and $2,751,600 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)